Bank Loans - Schedule of Short-term Bank Loans (Details) - USD ($)		Dec. 31, 2020	Jun. 30, 2020
Short-term Debt		$ 910,000	$ 5,142,000
Bank of Communications of China [Member]
Short-term Debt	[1]		2,545,200
Industrial and Commercial Bank of China [Membeer]
Short-term Debt	[2]		1,696,800
Cathay Bank [Member]
Short-term Debt	[3]	$ 910,000	$ 900,000

[1]	In August 2019, the Company entered into two loan agreements with BCC Dongguan Branch to borrow a total of RMB 18 million ($2.5 million) as working capital for one year. The loans bear a variable interest rate based on the prime interest rate set by the People's Bank of China at the time of borrowing, plus 1.405 basis points. The Company's subsidiary Meijia pledged its land use right of approximately $2.1 million and buildings of approximately $8.2 million as collaterals to secure these loans (see Note 6 and Note 7). In addition, Mr. Silong Chen, the CEO of the Company, provided personal guarantee for the loans. The Company fully repaid the loans in July 2020 upon maturity.
[2]	On August 9, 2019, Dongguan Jiasheng entered into a loan agreement with ICBC to borrow RMB 12 million ($1.7 million) as working capital for one year. The loan bears a variable interest rate based on the prime interest rate set by the People's Bank of China at the time of borrowing, plus 1.345 basis points. Mr. Silong Chen, pledged his personal assets as the collateral to secure this loan. Related parties, Mr. Junqiang Chen and Ms. Caiyuan He, relatives of Mr. Silong Chen, and Dongguan Dogness also provided the joint guarantee to this loan. The Company fully repaid the loan in July 2020 upon maturity.
[3]	On February 6, 2020, one of the Company's U.S. subsidiaries, Dogness Group, obtained a line of credit from Cathay Bank, pursuant to which Dogness Group has the availability to borrow a maximum $1.2 million out of this line of credit for two years at the U.S. prime rate. The loan is guaranteed by the fixed assets of Dogness Group. The purpose of this loan is to expand the business operation and increase the marketing and sales activities in the United States and other international markets. As of June 30, 2020, the outstanding balance was $900,000. During the six months ended December 31, 2020, Dogness Group borrowed total of $73,271 and made repayment of $63,271. As of December 31, 2020, the outstanding balance was $910,000, which was recorded as current liabilities because Dogness Group plans to repay this loan within one year.